Other Financial Liabilities - Summary of Detail of Finance Lease Obligations (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	$ 5,842,015	$ 2,166,275
Non current finance lease obligations	$ 47,565,674	$ 12,310,175
Chile [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.49%	6.49%
Chile [Member] | Unidades de Fomento [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	5.48%	5.48%
Less than 90 Days [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	$ 1,512,244	$ 528,847
More than 90 Days [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	4,329,771	1,637,428
One to Two Years [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	4,515,822	2,307,082
Two to Three Years [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	4,565,526	2,457,043
Three to Four Years [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	7,061,634	2,616,750
Four to Five Years [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	1,783,940	$ 4,929,300
More Than Five Years [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	$ 29,638,752
Enel Generación Chile S.A. [Member] | Chile [Member] | Transelec S A [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.50%	6.50%
Current finance lease liabilities	$ 2,486,297	$ 2,166,275
Non current finance lease obligations	$ 10,780,138	12,310,175
Enel Generación Chile S.A. [Member] | Chile [Member] | Marcelo Alberto Amar Basulto [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.06%
Current finance lease liabilities	$ 17,304
Non current finance lease obligations	$ 282,168
Enel Generación Chile S.A. [Member] | Chile [Member] | Productos Fernandez S.A.[Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.09%
Current finance lease liabilities	$ 37,260
Non current finance lease obligations	$ 549,960
Enel Generación Chile S.A. [Member] | Chile [Member] | Empresa De Ferrocarriles Del Estado [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	1.07%
Current finance lease liabilities	$ 1,661
Non current finance lease obligations	$ 1,123
Enel Generación Chile S.A. [Member] | Chile [Member] | Agricola El Bagual Ltda. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	1.91%
Current finance lease liabilities	$ 1,152
Non current finance lease obligations	$ 1,718
Enel Generación Chile S.A. [Member] | Chile [Member] | Rentaequipos Tramaca S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	0.83%
Current finance lease liabilities	$ 144,436
Enel Generación Chile S.A. [Member] | Chile [Member] | Compañía De Leasing Tattersall S A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	0.83%
Current finance lease liabilities	$ 6,607
Enel Generación Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Transelec S A [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	606,973	528,847
Enel Generación Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Marcelo Alberto Amar Basulto [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	4,067
Enel Generación Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Productos Fernandez S.A.[Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	12,399
Enel Generación Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Empresa De Ferrocarriles Del Estado [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	1,104
Enel Generación Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Agricola El Bagual Ltda. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	1,152
Enel Generación Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Rentaequipos Tramaca S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	144,436
Enel Generación Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Compañía De Leasing Tattersall S A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	6,607
Enel Generación Chile S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Transelec S A [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	1,879,324	1,637,428
Enel Generación Chile S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Marcelo Alberto Amar Basulto [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	13,237
Enel Generación Chile S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Productos Fernandez S.A.[Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	24,861
Enel Generación Chile S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Empresa De Ferrocarriles Del Estado [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	557
Enel Generación Chile S.A. [Member] | One to Two Years [Member] | Chile [Member] | Transelec S A [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	2,647,907	2,307,082
Enel Generación Chile S.A. [Member] | One to Two Years [Member] | Chile [Member] | Marcelo Alberto Amar Basulto [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	17,966
Enel Generación Chile S.A. [Member] | One to Two Years [Member] | Chile [Member] | Productos Fernandez S.A.[Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	33,755
Enel Generación Chile S.A. [Member] | One to Two Years [Member] | Chile [Member] | Empresa De Ferrocarriles Del Estado [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	1,123
Enel Generación Chile S.A. [Member] | One to Two Years [Member] | Chile [Member] | Agricola El Bagual Ltda. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	564
Enel Generación Chile S.A. [Member] | Two to Three Years [Member] | Chile [Member] | Transelec S A [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	2,820,020	2,457,043
Enel Generación Chile S.A. [Member] | Two to Three Years [Member] | Chile [Member] | Marcelo Alberto Amar Basulto [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	18,335
Enel Generación Chile S.A. [Member] | Two to Three Years [Member] | Chile [Member] | Productos Fernandez S.A.[Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	34,460
Enel Generación Chile S.A. [Member] | Two to Three Years [Member] | Chile [Member] | Agricola El Bagual Ltda. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	573
Enel Generación Chile S.A. [Member] | Three to Four Years [Member] | Chile [Member] | Transelec S A [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	5,312,211	2,616,750
Enel Generación Chile S.A. [Member] | Three to Four Years [Member] | Chile [Member] | Marcelo Alberto Amar Basulto [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	18,713
Enel Generación Chile S.A. [Member] | Three to Four Years [Member] | Chile [Member] | Productos Fernandez S.A.[Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	35,182
Enel Generación Chile S.A. [Member] | Three to Four Years [Member] | Chile [Member] | Agricola El Bagual Ltda. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	581
Enel Generación Chile S.A. [Member] | Four to Five Years [Member] | Chile [Member] | Transelec S A [Member] | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations		$ 4,929,300
Enel Generación Chile S.A. [Member] | Four to Five Years [Member] | Chile [Member] | Marcelo Alberto Amar Basulto [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	19,097
Enel Generación Chile S.A. [Member] | Four to Five Years [Member] | Chile [Member] | Productos Fernandez S.A.[Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	35,917
Enel Generación Chile S.A. [Member] | More Than Five Years [Member] | Chile [Member] | Marcelo Alberto Amar Basulto [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	208,057
Enel Generación Chile S.A. [Member] | More Than Five Years [Member] | Chile [Member] | Productos Fernandez S.A.[Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	$ 410,646
Enel Distribucion Chile S.A. [Member] | Nuria Ferrer Pares [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	1.20%
Current finance lease liabilities	$ 11,865
Enel Distribucion Chile S.A. [Member] | Chile [Member] | Inmobiliaria El Roble S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	1.41%
Current finance lease liabilities	$ 53,852
Non current finance lease obligations	$ 48,574
Enel Distribucion Chile S.A. [Member] | Chile [Member] | Juana Ferrer Pares [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	1.20%
Current finance lease liabilities	$ 11,865
Enel Distribucion Chile S.A. [Member] | Chile [Member] | Carmen Elvira Echavarry De La Sierra [Member] [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	1.20%
Current finance lease liabilities	$ 11,865
Enel Distribucion Chile S.A. [Member] | Chile [Member] | Jorge Ferrer Pares [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	1.20%
Current finance lease liabilities	$ 11,865
Enel Distribucion Chile S.A. [Member] | Chile [Member] | Carmen Ferrer Pares [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	1.20%
Current finance lease liabilities	$ 11,865
Enel Distribucion Chile S.A. [Member] | Chile [Member] | Mutual De Seguros De Chile [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	1.91%
Current finance lease liabilities	$ 59,264
Non current finance lease obligations	$ 363,876
Enel Distribucion Chile S.A. [Member] | Chile [Member] | Capital Investi [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	1.91%
Current finance lease liabilities	$ 48,490
Non current finance lease obligations	$ 297,471
Enel Distribucion Chile S.A. [Member] | Chile [Member] | Inversiones Tapihue Ltda [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	1.20%
Current finance lease liabilities	$ 10,501
Enel Distribucion Chile S.A. [Member] | Chile [Member] | Bcycle Latam S.P.A [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.24%
Current finance lease liabilities	$ 20,000
Non current finance lease obligations	$ 68,922
Enel Distribucion Chile S.A. [Member] | Chile [Member] | Rentas Inmobiliarias Amanecer S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	1.56%
Current finance lease liabilities	$ 36,918
Non current finance lease obligations	$ 66,073
Enel Distribucion Chile S.A. [Member] | Chile [Member] | Empresa De Transporte De Pasajeros Metro S.A [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	5.99%
Current finance lease liabilities	$ 350,227
Non current finance lease obligations	$ 1,974,689
Enel Distribucion Chile S.A. [Member] | Chile [Member] | Rentaequipos Leasing S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	1.20%
Current finance lease liabilities	$ 774
Enel Distribucion Chile S.A. [Member] | Chile [Member] | Compania De Leasing Tattersall S A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	1.41%
Current finance lease liabilities	$ 6,991
Non current finance lease obligations	$ 4,544
Enel Distribucion Chile S.A. [Member] | Chile [Member] | Inversiones Don Issa Ltda [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	1.67%
Current finance lease liabilities	$ 68,021
Non current finance lease obligations	$ 165,789
Enel Distribucion Chile S.A. [Member] | Chile [Member] | Inmobilaria Mixto Renta Spa [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	1.07%
Current finance lease liabilities	$ 16,530
Enel Distribucion Chile S.A. [Member] | Chile [Member] | Companis De Leasing Tattersall S A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	1.41%
Current finance lease liabilities	$ 3,670
Non current finance lease obligations	$ 652
Enel Distribucion Chile S.A. [Member] | Chile [Member] | Compania De Leasing Tattersall S A. One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	1.41%
Current finance lease liabilities	$ 4,219
Non current finance lease obligations	2,736
Enel Distribucion Chile S.A. [Member] | Less than 90 Days [Member] | Nuria Ferrer Pares [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	4,244
Enel Distribucion Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Inmobiliaria El Roble S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	12,589
Enel Distribucion Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Juana Ferrer Pares [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	4,244
Enel Distribucion Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Carmen Elvira Echavarry De La Sierra [Member] [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	4,244
Enel Distribucion Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Jorge Ferrer Pares [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	4,244
Enel Distribucion Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Carmen Ferrer Pares [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	4,244
Enel Distribucion Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Mutual De Seguros De Chile [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	13,990
Enel Distribucion Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Capital Investi [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	11,479
Enel Distribucion Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Inversiones Tapihue Ltda [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	10,501
Enel Distribucion Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Rentas Inmobiliarias Amanecer S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	12,239
Enel Distribucion Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Rentaequipos Leasing S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	774
Enel Distribucion Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Compania De Leasing Tattersall S A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	1,628
Enel Distribucion Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Inversiones Don Issa Ltda [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	16,118
Enel Distribucion Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Inmobilaria Mixto Renta Spa [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	16,530
Enel Distribucion Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Companis De Leasing Tattersall S A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	278
Enel Distribucion Chile S.A. [Member] | Less than 90 Days [Member] | Chile [Member] | Compania De Leasing Tattersall S A. One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	988
Enel Distribucion Chile S.A. [Member] | More than 90 Days [Member] | Nuria Ferrer Pares [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	7,621
Enel Distribucion Chile S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Inmobiliaria El Roble S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	41,263
Enel Distribucion Chile S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Juana Ferrer Pares [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	7,621
Enel Distribucion Chile S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Carmen Elvira Echavarry De La Sierra [Member] [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	7,621
Enel Distribucion Chile S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Jorge Ferrer Pares [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	7,621
Enel Distribucion Chile S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Carmen Ferrer Pares [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	7,621
Enel Distribucion Chile S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Mutual De Seguros De Chile [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	45,274
Enel Distribucion Chile S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Capital Investi [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	37,011
Enel Distribucion Chile S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Bcycle Latam S.P.A [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	20,000
Enel Distribucion Chile S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Rentas Inmobiliarias Amanecer S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	24,679
Enel Distribucion Chile S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Empresa De Transporte De Pasajeros Metro S.A [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	350,227
Enel Distribucion Chile S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Compania De Leasing Tattersall S A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	5,363
Enel Distribucion Chile S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Inversiones Don Issa Ltda [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	51,903
Enel Distribucion Chile S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Companis De Leasing Tattersall S A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	3,392
Enel Distribucion Chile S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Compania De Leasing Tattersall S A. One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	3,231
Enel Distribucion Chile S.A. [Member] | One to Two Years [Member] | Chile [Member] | Inmobiliaria El Roble S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	48,574
Enel Distribucion Chile S.A. [Member] | One to Two Years [Member] | Chile [Member] | Mutual De Seguros De Chile [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	61,373
Enel Distribucion Chile S.A. [Member] | One to Two Years [Member] | Chile [Member] | Capital Investi [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	50,173
Enel Distribucion Chile S.A. [Member] | One to Two Years [Member] | Chile [Member] | Bcycle Latam S.P.A [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	15,699
Enel Distribucion Chile S.A. [Member] | One to Two Years [Member] | Chile [Member] | Rentas Inmobiliarias Amanecer S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	51,480
Enel Distribucion Chile S.A. [Member] | One to Two Years [Member] | Chile [Member] | Empresa De Transporte De Pasajeros Metro S.A [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	114,222
Enel Distribucion Chile S.A. [Member] | One to Two Years [Member] | Chile [Member] | Compania De Leasing Tattersall S A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	4,544
Enel Distribucion Chile S.A. [Member] | One to Two Years [Member] | Chile [Member] | Inversiones Don Issa Ltda [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	70,215
Enel Distribucion Chile S.A. [Member] | One to Two Years [Member] | Chile [Member] | Companis De Leasing Tattersall S A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	652
Enel Distribucion Chile S.A. [Member] | One to Two Years [Member] | Chile [Member] | Compania De Leasing Tattersall S A. One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	2,736
Enel Distribucion Chile S.A. [Member] | Two to Three Years [Member] | Chile [Member] | Mutual De Seguros De Chile [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	62,545
Enel Distribucion Chile S.A. [Member] | Two to Three Years [Member] | Chile [Member] | Capital Investi [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	51,131
Enel Distribucion Chile S.A. [Member] | Two to Three Years [Member] | Chile [Member] | Bcycle Latam S.P.A [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	16,679
Enel Distribucion Chile S.A. [Member] | Two to Three Years [Member] | Chile [Member] | Rentas Inmobiliarias Amanecer S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	14,593
Enel Distribucion Chile S.A. [Member] | Two to Three Years [Member] | Chile [Member] | Empresa De Transporte De Pasajeros Metro S.A [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	120,634
Enel Distribucion Chile S.A. [Member] | Two to Three Years [Member] | Chile [Member] | Inversiones Don Issa Ltda [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	71,388
Enel Distribucion Chile S.A. [Member] | Three to Four Years [Member] | Chile [Member] | Mutual De Seguros De Chile [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	63,741
Enel Distribucion Chile S.A. [Member] | Three to Four Years [Member] | Chile [Member] | Capital Investi [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	52,108
Enel Distribucion Chile S.A. [Member] | Three to Four Years [Member] | Chile [Member] | Bcycle Latam S.P.A [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	17,719
Enel Distribucion Chile S.A. [Member] | Three to Four Years [Member] | Chile [Member] | Empresa De Transporte De Pasajeros Metro S.A [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	130,857
Enel Distribucion Chile S.A. [Member] | Three to Four Years [Member] | Chile [Member] | Inversiones Don Issa Ltda [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	24,186
Enel Distribucion Chile S.A. [Member] | Four to Five Years [Member] | Chile [Member] | Mutual De Seguros De Chile [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	64,959
Enel Distribucion Chile S.A. [Member] | Four to Five Years [Member] | Chile [Member] | Capital Investi [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	53,104
Enel Distribucion Chile S.A. [Member] | Four to Five Years [Member] | Chile [Member] | Bcycle Latam S.P.A [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	18,825
Enel Distribucion Chile S.A. [Member] | Four to Five Years [Member] | Chile [Member] | Empresa De Transporte De Pasajeros Metro S.A [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	132,426
Enel Distribucion Chile S.A. [Member] | More Than Five Years [Member] | Chile [Member] | Mutual De Seguros De Chile [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	111,258
Enel Distribucion Chile S.A. [Member] | More Than Five Years [Member] | Chile [Member] | Capital Investi [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	90,955
Enel Distribucion Chile S.A. [Member] | More Than Five Years [Member] | Chile [Member] | Empresa De Transporte De Pasajeros Metro S.A [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	$ 1,476,550
Enel Green Power Chile Ltda. [Member] | Chile [Member] | Ministerio De Bienes Nacionales [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.54%
Current finance lease liabilities	$ 76,055
Non current finance lease obligations	$ 1,337,757
Enel Green Power Chile Ltda. [Member] | Chile [Member] | Ministerio De Bienes Nacionales One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.54%
Current finance lease liabilities	$ 117,630
Non current finance lease obligations	$ 1,244,702
Enel Green Power Chile Ltda. [Member] | Chile [Member] | Ministerio De Bienes Nacionales Two [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.54%
Current finance lease liabilities	$ 29,696
Non current finance lease obligations	$ 508,935
Enel Green Power Chile Ltda. [Member] | Chile [Member] | Ministerio De Bienes Nacionales Three [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.54%
Current finance lease liabilities	$ 29,189
Non current finance lease obligations	629,920
Enel Green Power Chile Ltda. [Member] | Less than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	76,055
Enel Green Power Chile Ltda. [Member] | Less than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales Two [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	29,696
Enel Green Power Chile Ltda. [Member] | More than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	117,630
Enel Green Power Chile Ltda. [Member] | More than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales Three [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	29,189
Enel Green Power Chile Ltda. [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	43,584
Enel Green Power Chile Ltda. [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	42,842
Enel Green Power Chile Ltda. [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Two [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	16,622
Enel Green Power Chile Ltda. [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Three [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	19,513
Enel Green Power Chile Ltda. [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	44,691
Enel Green Power Chile Ltda. [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	43,930
Enel Green Power Chile Ltda. [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Two [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	17,044
Enel Green Power Chile Ltda. [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Three [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	20,009
Enel Green Power Chile Ltda. [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	45,827
Enel Green Power Chile Ltda. [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	45,047
Enel Green Power Chile Ltda. [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Two [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	17,477
Enel Green Power Chile Ltda. [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Three [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	20,517
Enel Green Power Chile Ltda. [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	46,991
Enel Green Power Chile Ltda. [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	46,191
Enel Green Power Chile Ltda. [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Two [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	17,921
Enel Green Power Chile Ltda. [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Three [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	21,038
Enel Green Power Chile Ltda. [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	1,156,664
Enel Green Power Chile Ltda. [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	1,066,692
Enel Green Power Chile Ltda. [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Two [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	439,871
Enel Green Power Chile Ltda. [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Three [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	$ 548,843
Empresa Eléctrica Panguipulli S.A. [Member] | Chile [Member] | Ministerio De Bienes Nacionales Four [ Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	5.02%
Current finance lease liabilities	$ 260,072
Non current finance lease obligations	$ 3,253,694
Empresa Eléctrica Panguipulli S.A. [Member] | Chile [Member] | Ministerio De Bienes Nacionales Five [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.39%
Current finance lease liabilities	$ 98,189
Non current finance lease obligations	$ 2,176,366
Empresa Eléctrica Panguipulli S.A. [Member] | Chile [Member] | Inmobiliaria Terra Australis Tres S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.39%
Current finance lease liabilities	$ 46,597
Non current finance lease obligations	1,239,306
Empresa Eléctrica Panguipulli S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales Four [ Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	260,072
Empresa Eléctrica Panguipulli S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales Five [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	98,189
Empresa Eléctrica Panguipulli S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Inmobiliaria Terra Australis Tres S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	46,597
Empresa Eléctrica Panguipulli S.A. [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Four [ Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	167,261
Empresa Eléctrica Panguipulli S.A. [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Five [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	70,885
Empresa Eléctrica Panguipulli S.A. [Member] | One to Two Years [Member] | Chile [Member] | Inmobiliaria Terra Australis Tres S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	54,543
Empresa Eléctrica Panguipulli S.A. [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Four [ Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	175,655
Empresa Eléctrica Panguipulli S.A. [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Five [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	72,686
Empresa Eléctrica Panguipulli S.A. [Member] | Two to Three Years [Member] | Chile [Member] | Inmobiliaria Terra Australis Tres S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	55,929
Empresa Eléctrica Panguipulli S.A. [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Four [ Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	184,471
Empresa Eléctrica Panguipulli S.A. [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Five [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	74,533
Empresa Eléctrica Panguipulli S.A. [Member] | Three to Four Years [Member] | Chile [Member] | Inmobiliaria Terra Australis Tres S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	57,350
Empresa Eléctrica Panguipulli S.A. [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Four [ Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	193,729
Empresa Eléctrica Panguipulli S.A. [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Five [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	76,427
Empresa Eléctrica Panguipulli S.A. [Member] | Four to Five Years [Member] | Chile [Member] | Inmobiliaria Terra Australis Tres S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	58,807
Empresa Eléctrica Panguipulli S.A. [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Four [ Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	2,532,578
Empresa Eléctrica Panguipulli S.A. [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Five [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	1,881,835
Empresa Eléctrica Panguipulli S.A. [Member] | More Than Five Years [Member] | Chile [Member] | Inmobiliaria Terra Australis Tres S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	$ 1,012,677
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Ministerio De Bienes Nacionales Six [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.54%
Current finance lease liabilities	$ 36,519
Non current finance lease obligations	$ 837,236
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Ministerio De Bienes Nacionales Seven [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.54%
Current finance lease liabilities	$ 26,329
Non current finance lease obligations	$ 603,551
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eight [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.54%
Current finance lease liabilities	$ 30,727
Non current finance lease obligations	$ 704,475
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Ministerio De Bienes Nacionales Nine [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.54%
Current finance lease liabilities	$ 27,615
Non current finance lease obligations	$ 632,943
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Ministerio De Bienes Nacionales Ten [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.54%
Current finance lease liabilities	$ 3,738
Non current finance lease obligations	$ 85,734
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eleven [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.54%
Current finance lease liabilities	$ 47,317
Non current finance lease obligations	$ 1,376,020
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Ministerio De Bienes Nacionales Twelve [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.54%
Current finance lease liabilities	$ 31,087
Non current finance lease obligations	$ 592,891
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Ministerio De Bienes Nacionales Thirteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.54%
Current finance lease liabilities	$ 29,105
Non current finance lease obligations	$ 540,812
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Ministerio De Bienes Nacionales Fourteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.54%
Current finance lease liabilities	$ 628
Non current finance lease obligations	$ 11,761
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Ministerio De Bienes Nacionales Fifteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.54%
Current finance lease liabilities	$ 1,331
Non current finance lease obligations	$ 23,428
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Ministerio De Bienes Nacionales Sixteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	4.87%
Current finance lease liabilities	$ 472,736
Non current finance lease obligations	$ 5,313,405
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Fundo Los Buenos Aires Spa [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.54%
Current finance lease liabilities	$ 111,365
Non current finance lease obligations	$ 1,731,269
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Federico Rioseco Garcia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	4.94%
Current finance lease liabilities	$ 7,914
Non current finance lease obligations	$ 112,695
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Juan Rioseco Garcia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	4.94%
Current finance lease liabilities	$ 15,877
Non current finance lease obligations	$ 213,474
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Juan Rioseco Garcia One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	4.94%
Current finance lease liabilities	$ 3,961
Non current finance lease obligations	$ 56,343
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Adriana Castro Parra [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	4.94%
Current finance lease liabilities	$ 31,828
Non current finance lease obligations	$ 426,576
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Alicia Freire Hermosilla [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	4.31%
Current finance lease liabilities	$ 93,160
Non current finance lease obligations	$ 88,809
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Agricola Santa Amalia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	4.94%
Current finance lease liabilities	$ 31,828
Non current finance lease obligations	$ 426,577
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Orafti Chile S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	4.94%
Current finance lease liabilities	$ 15,918
Non current finance lease obligations	$ 219,292
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Ministerio De Bienes Nacionales Siventeen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	4.94%
Current finance lease liabilities	$ 41,389
Non current finance lease obligations	$ 576,277
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Sociedad Agricola Parant [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	4.94%
Current finance lease liabilities	$ 5,605
Non current finance lease obligations	$ 75,938
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Sociedad Agricola Parant One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	4.94%
Current finance lease liabilities	$ 95,241
Non current finance lease obligations	$ 1,316,893
Enel Green Power del Sur SPA. [Member] | Chile [Member] | Federico Rioseco Garcia One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	4.94%
Current finance lease liabilities	$ 7,935
Non current finance lease obligations	109,743
Enel Green Power del Sur SPA. [Member] | Less than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales Twelve [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	31,087
Enel Green Power del Sur SPA. [Member] | Less than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales Thirteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	29,105
Enel Green Power del Sur SPA. [Member] | Less than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales Fourteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	628
Enel Green Power del Sur SPA. [Member] | Less than 90 Days [Member] | Chile [Member] | Federico Rioseco Garcia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	7,914
Enel Green Power del Sur SPA. [Member] | Less than 90 Days [Member] | Chile [Member] | Juan Rioseco Garcia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	15,877
Enel Green Power del Sur SPA. [Member] | Less than 90 Days [Member] | Chile [Member] | Juan Rioseco Garcia One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	3,961
Enel Green Power del Sur SPA. [Member] | Less than 90 Days [Member] | Chile [Member] | Adriana Castro Parra [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	31,828
Enel Green Power del Sur SPA. [Member] | Less than 90 Days [Member] | Chile [Member] | Alicia Freire Hermosilla [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	93,160
Enel Green Power del Sur SPA. [Member] | Less than 90 Days [Member] | Chile [Member] | Agricola Santa Amalia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	31,828
Enel Green Power del Sur SPA. [Member] | Less than 90 Days [Member] | Chile [Member] | Orafti Chile S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	15,918
Enel Green Power del Sur SPA. [Member] | Less than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales Siventeen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	41,389
Enel Green Power del Sur SPA. [Member] | Less than 90 Days [Member] | Chile [Member] | Sociedad Agricola Parant [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	5,605
Enel Green Power del Sur SPA. [Member] | Less than 90 Days [Member] | Chile [Member] | Sociedad Agricola Parant One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	95,241
Enel Green Power del Sur SPA. [Member] | Less than 90 Days [Member] | Chile [Member] | Federico Rioseco Garcia One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	7,935
Enel Green Power del Sur SPA. [Member] | More than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales Six [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	36,519
Enel Green Power del Sur SPA. [Member] | More than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales Seven [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	26,329
Enel Green Power del Sur SPA. [Member] | More than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eight [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	30,727
Enel Green Power del Sur SPA. [Member] | More than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales Nine [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	27,615
Enel Green Power del Sur SPA. [Member] | More than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales Ten [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	3,738
Enel Green Power del Sur SPA. [Member] | More than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eleven [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	47,317
Enel Green Power del Sur SPA. [Member] | More than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales Fifteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	1,331
Enel Green Power del Sur SPA. [Member] | More than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales Sixteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	472,736
Enel Green Power del Sur SPA. [Member] | More than 90 Days [Member] | Chile [Member] | Fundo Los Buenos Aires Spa [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	111,365
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Six [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	27,274
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Seven [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	19,661
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eight [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	22,949
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Nine [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	20,619
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Ten [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	2,793
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eleven [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	44,688
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Twelve [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	18,256
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Thirteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	17,619
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Fourteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	383
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Fifteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	683
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Sixteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	227,365
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Fundo Los Buenos Aires Spa [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	67,592
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Federico Rioseco Garcia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	2,949
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Juan Rioseco Garcia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	6,496
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Juan Rioseco Garcia One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	1,474
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Adriana Castro Parra [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	12,991
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Alicia Freire Hermosilla [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	88,809
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Agricola Santa Amalia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	12,991
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Orafti Chile S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	6,190
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Siventeen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	13,058
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Sociedad Agricola Parant [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	2,141
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Sociedad Agricola Parant One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	37,137
Enel Green Power del Sur SPA. [Member] | One to Two Years [Member] | Chile [Member] | Federico Rioseco Garcia One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	3,095
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Six [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	27,967
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Seven [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	20,161
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eight [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	23,532
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Nine [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	21,143
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Ten [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	2,864
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eleven [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	45,824
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Twelve [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	18,720
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Thirteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	18,066
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Fourteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	393
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Fifteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	700
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Sixteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	238,428
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Fundo Los Buenos Aires Spa [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	69,309
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Federico Rioseco Garcia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	3,095
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Juan Rioseco Garcia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	6,817
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Juan Rioseco Garcia One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	1,547
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Adriana Castro Parra [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	13,633
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Agricola Santa Amalia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	13,633
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Orafti Chile S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	6,496
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Siventeen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	13,704
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Sociedad Agricola Parant [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	2,247
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Sociedad Agricola Parant One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	38,973
Enel Green Power del Sur SPA. [Member] | Two to Three Years [Member] | Chile [Member] | Federico Rioseco Garcia One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	3,248
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Six [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	28,677
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Seven [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	20,673
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eight [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	24,130
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Nine [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	21,680
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Ten [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	2,937
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eleven [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	46,988
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Twelve [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	19,195
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Thirteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	18,525
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Fourteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	403
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Fifteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	718
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Sixteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	250,031
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Fundo Los Buenos Aires Spa [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	71,070
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Federico Rioseco Garcia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	3,248
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Juan Rioseco Garcia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	7,154
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Juan Rioseco Garcia One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	1,624
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Adriana Castro Parra [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	14,307
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Agricola Santa Amalia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	14,307
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Orafti Chile S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	6,817
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Siventeen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	14,381
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Sociedad Agricola Parant [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	2,359
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Sociedad Agricola Parant One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	40,900
Enel Green Power del Sur SPA. [Member] | Three to Four Years [Member] | Chile [Member] | Federico Rioseco Garcia One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	3,408
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Six [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	29,406
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Seven [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	21,198
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eight [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	24,743
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Nine [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	22,231
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Ten [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	3,011
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eleven [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	48,182
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Twelve [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	19,683
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Thirteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	18,996
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Fourteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	413
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Fifteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	736
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Sixteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	262,197
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Fundo Los Buenos Aires Spa [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	72,876
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Federico Rioseco Garcia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	3,408
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Juan Rioseco Garcia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	7,507
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Juan Rioseco Garcia One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	1,704
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Adriana Castro Parra [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	15,015
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Agricola Santa Amalia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	15,015
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Orafti Chile S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	7,154
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Siventeen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	15,092
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Sociedad Agricola Parant [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	2,475
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Sociedad Agricola Parant One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	42,922
Enel Green Power del Sur SPA. [Member] | Four to Five Years [Member] | Chile [Member] | Federico Rioseco Garcia One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	3,577
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Six [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	723,912
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Seven [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	521,858
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eight [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	609,121
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Nine [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	547,270
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Ten [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	74,129
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eleven [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	1,190,338
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Twelve [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	517,037
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Thirteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	467,606
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Fourteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	10,169
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Fifteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	20,591
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Sixteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	4,335,384
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Fundo Los Buenos Aires Spa [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	1,450,422
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Federico Rioseco Garcia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	99,995
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Juan Rioseco Garcia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	185,500
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Juan Rioseco Garcia One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	49,994
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Adriana Castro Parra [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	370,630
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Agricola Santa Amalia [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	370,631
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Orafti Chile S.A. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	192,635
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Siventeen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	520,042
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Sociedad Agricola Parant [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	66,716
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Sociedad Agricola Parant One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	1,156,961
Enel Green Power del Sur SPA. [Member] | More Than Five Years [Member] | Chile [Member] | Federico Rioseco Garcia One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	$ 96,415
Parque Eólico Tal Tal SpA [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eighteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.36%
Current finance lease liabilities	$ 32,269
Non current finance lease obligations	$ 406,593
Parque Eólico Tal Tal SpA [Member] | Chile [Member] | Soc. Serv. Com.. Multiservice F.L. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.94%
Current finance lease liabilities	$ 35,334
Non current finance lease obligations	1,127,649
Parque Eólico Tal Tal SpA [Member] | Less than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eighteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	32,269
Parque Eólico Tal Tal SpA [Member] | More than 90 Days [Member] | Chile [Member] | Soc. Serv. Com.. Multiservice F.L. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	35,334
Parque Eólico Tal Tal SpA [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eighteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	22,884
Parque Eólico Tal Tal SpA [Member] | One to Two Years [Member] | Chile [Member] | Soc. Serv. Com.. Multiservice F.L. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	35,034
Parque Eólico Tal Tal SpA [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eighteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	23,424
Parque Eólico Tal Tal SpA [Member] | Two to Three Years [Member] | Chile [Member] | Soc. Serv. Com.. Multiservice F.L. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	36,064
Parque Eólico Tal Tal SpA [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eighteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	23,978
Parque Eólico Tal Tal SpA [Member] | Three to Four Years [Member] | Chile [Member] | Soc. Serv. Com.. Multiservice F.L. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	37,124
Parque Eólico Tal Tal SpA [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eighteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	24,545
Parque Eólico Tal Tal SpA [Member] | Four to Five Years [Member] | Chile [Member] | Soc. Serv. Com.. Multiservice F.L. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	38,215
Parque Eólico Tal Tal SpA [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Eighteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	311,762
Parque Eólico Tal Tal SpA [Member] | More Than Five Years [Member] | Chile [Member] | Soc. Serv. Com.. Multiservice F.L. [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	$ 981,212
Parque Eólico Valle de los Vientos SpA [Member] | Chile [Member] | Ministerio De Bienes Nacionales Twenty [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.23%
Current finance lease liabilities	$ 48,681
Non current finance lease obligations	413,967
Parque Eólico Valle de los Vientos SpA [Member] | Less than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales Twenty [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	48,681
Parque Eólico Valle de los Vientos SpA [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Twenty [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	37,594
Parque Eólico Valle de los Vientos SpA [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Twenty [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	38,433
Parque Eólico Valle de los Vientos SpA [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Twenty [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	39,291
Parque Eólico Valle de los Vientos SpA [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Twenty [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	40,168
Parque Eólico Valle de los Vientos SpA [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Twenty [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	$ 258,481
Parque Eólico Talinay Oriente S.A. [Member] | Chile [Member] | Agricola Alto Talinay [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	4.61%
Current finance lease liabilities	$ 367,982
Non current finance lease obligations	3,816,105
Parque Eólico Talinay Oriente S.A. [Member] | More than 90 Days [Member] | Chile [Member] | Agricola Alto Talinay [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	367,982
Parque Eólico Talinay Oriente S.A. [Member] | One to Two Years [Member] | Chile [Member] | Agricola Alto Talinay [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	201,806
Parque Eólico Talinay Oriente S.A. [Member] | Two to Three Years [Member] | Chile [Member] | Agricola Alto Talinay [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	211,109
Parque Eólico Talinay Oriente S.A. [Member] | Three to Four Years [Member] | Chile [Member] | Agricola Alto Talinay [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	220,842
Parque Eólico Talinay Oriente S.A. [Member] | Four to Five Years [Member] | Chile [Member] | Agricola Alto Talinay [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	231,022
Parque Eólico Talinay Oriente S.A. [Member] | More Than Five Years [Member] | Chile [Member] | Agricola Alto Talinay [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	$ 2,951,326
Almeyda Solar Spa [Member] | Chile [Member] | Ministerio De Bienes Nacionales Ninteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	2.54%
Current finance lease liabilities	$ 34,408
Non current finance lease obligations	726,105
Almeyda Solar Spa [Member] | More than 90 Days [Member] | Chile [Member] | Ministerio De Bienes Nacionales Ninteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	34,408
Almeyda Solar Spa [Member] | One to Two Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Ninteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	25,058
Almeyda Solar Spa [Member] | Two to Three Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Ninteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	25,694
Almeyda Solar Spa [Member] | Three to Four Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Ninteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	26,347
Almeyda Solar Spa [Member] | Four to Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Ninteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	27,017
Almeyda Solar Spa [Member] | More Than Five Years [Member] | Chile [Member] | Ministerio De Bienes Nacionales Ninteen [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Non current finance lease obligations	$ 621,989
Enel Chile S.A [Member] | Chile [Member] | Inversiones Cardinal S.A [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	1.20%
Current finance lease liabilities	$ 34,082
Enel Chile S.A [Member] | Chile [Member] | Inversiones Cardinal S.A One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	1.20%
Current finance lease liabilities	$ 29,179
Enel Chile S.A [Member] | Less than 90 Days [Member] | Chile [Member] | Inversiones Cardinal S.A [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	9,281
Enel Chile S.A [Member] | Less than 90 Days [Member] | Chile [Member] | Inversiones Cardinal S.A One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	9,714
Enel Chile S.A [Member] | More than 90 Days [Member] | Chile [Member] | Inversiones Cardinal S.A [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	24,801
Enel Chile S.A [Member] | More than 90 Days [Member] | Chile [Member] | Inversiones Cardinal S.A One [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Current finance lease liabilities	$ 19,465